U.S. SECURITIES AND EXCHANGE COMMISSION
               Washington, D.C. 20549
               FORM 24F-2
               Annual Notice of Securities Sold
               Pursuant to Rule 24f-2
               Read instructions at end of Form before preparing Form Please print or type
               1. Name and address of issuer: Bridgeway Fund, Inc., 5650 Kirby Dr, Suite 141, Houston, Texas 77005-2443.
               2. Name of each series or class of funds for which this notice is filed: Aggressive Growth Portfolio, Social Responsibility Portfolio, Ultra-Small Company Portfolio.
               3. Investment Company Act File Number: 811-8200. Securities Act File Number: 33-72416.
               4. Last day of fiscal year for which this notice is filed: June 30, 1997.
               5. Check box if this notice is being filed more than 180 days after the close of the fiscal year but before termination of the issuer's 24f-2 declaration. [ ]
               6. Date of termination of issuer's declaration under rule 24f-2(a)(l), if applicable (see instruction A.5):
               7. Number and aggregate sale price of securities of the same class or series sold during the fiscal year which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year: None.
               8.  Number  and  aggregate  sale  price   of  securities
               registered during the fiscal year other than pursuant to rule 24f-2: None.
               9. Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration
               pursuant   to    rule    24f-2:    See    1,288,765.523;
               $25,475,096.10.
               10. Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable (see instruction B.5):
               21,312.00; $354,889.34.
               11. Number and aggregate sale price of securities sold during the fiscal year: 1,505,758.11; $25,829,985.44
               12. Calculation of registration fee:
               (i) Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2 )from Item 9): $25,475,096.10.
               (ii) Number  and  aggregate  sale  price  of  securities
               issued  during  the  fiscal  year  in   connection  with
               dividend  reinvestment   plans   (from   Item   10,   if
               applicable): $354,889.34.
               (iii) Aggregate price of shares redeemed or repurchased during the fiscal year (if applicable): $3,709,670.32.
               (iv) Aggregate price of shares redeemed or repurchased and applied as a reduction to filing fees pursuant to rule 24e-2 (if applicable): + 0.00.
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               (v) Net aggregate sale  price of securities sold  during
               the fiscal year in reliance on rule 24f-2 [line (i), plus line (ii), less line (iii), plus line (iv)](if applicable): $22,102,315.12.
               (vi) Multiplier prescribed by Section 6(b) under the Securities Act of 1933 or other applicable law or regulation (see Instruction C.5) / 3300.
               (vii) Fee  due [line  (vi)  multiplied by  line  (vii)]:
               $6,703.13.
               Instruction: Issuers should complete lines  (ii), (iii),
               (iv), and (v) only if the form is being filed within 60 days after the close of the issuer's fiscal year. See Instruction C.3.
               13. Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the Commission's Rules of Informal and Other Procedures(17 CFR 202.3a). [ ]. Date of mailing or wire
               transfer  of   filing  fees   to  Commission's   lockbox
               depository: .
               Signatures
               This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.
               By  (Signature   and  Title)*   John  N.R.   Montgomery,
               President
               Date August 29, 1997
               *Please print the name and title of the signing officer below the signature